Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (Citylead Limited ("Citylead"), USD $) In Thousands, unless otherwise specified	1 Months Ended
Feb. 10, 2010
Business Acquisition [Line Items]
Cash acquired	11,183
Intangible assets:
Trade name & domain name	1,670
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)
Total	13,139
Trade name and domain name
Intangible assets:
Indefinite life intangible assets, amortization period	Indefinite life
Contract backlog
Intangible assets:
Intangible assets, definite life	20
Definite life intangible assets, amortization period	0.1
Customer base
Intangible assets:
Intangible assets, definite life	680
Definite life intangible assets, amortization period	5